Convertible Debentures	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
7. Convertible Debentures

a)	On July 25, 2013, the Company issued a convertible note for up to $500,000 and warrants to purchase 12,500,000 underlying shares of the Company’s common stock. The warrants are exercisable into 10,000,000 common shares of the Company at $0.05 per share and 2,500,000 shares at an exercise price of $0.10 per share until July 31, 2014. During the year ended December 31, 2013, the Company received proceeds of $500,000 under the note. The note bears interest at 8% per annum compounded monthly, and principal and interest are due on July 31, 2014. In addition, so long as any amounts are due hereunder, the Company is obligated to remit to the lender 100% of all revenues, payments and receivables from the sale of the first 50 engines sold by the Company. The note is secured against substantially all of the assets of the Company.

The note may be prepaid by the Company without penalty with 30 days prior notice. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to $0.02 per share and is subject to adjustment upon the issuance of certain dilutive instruments and other events. The conversion price was subsequently reduced to $0.01 per share upon the failure to file various reports with the SEC within 120 days of the issuance of the note.

On December 31, 2015, the Company and the note holder agreed to extend the maturity date to December 31, 2016. Interest shall accrue at 12% per annum but may be reduced to 8% for any period of time in which the interest is paid in cash and not accrued. The Company accounted for the modification in accordance with ASC 405-20 and ASC 470-50-40. As the present value of the future cash flows was more than 10% different than the cash flows of the original debt, it was determined that the original and new debt instruments are substantially different, and the Company treated the original convertible note extinguished and exchanged for a new convertible note. The Company recorded a gain on extinguishment of debt of $492,585. The Company also recognized the fair value of the embedded conversion feature of $16,507,415 as a derivative liability and reduced the value of the convertible loan to $nil.

During the year ended December 31, 2015, the Company recorded total accretion of $500,000. At June 30, 2018 and December 31, 2017, the carrying value of the note was $500,000.

b)	On February 11, 2016, the Company entered into two convertible promissory notes for a total of $275,000, pursuant to which the Company received proceeds of $237,500, net of an original issue discount of $25,000 and legal fees of $12,500. The notes are convertible at a price equal to 60% of the lowest trading price of the Company’s common stock for the 20 prior trading days, bearing interest at 8% per annum and due on February 11, 2017. Due to these provisions, the embedded conversion options qualified for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. The initial fair value of the derivative liabilities of $308,492 resulted in a full discount to the note payable of $250,000 and the recognition of $59,492 as additional interest expense.

During the year ended December 31, 2017, the entire balance of the discounts and costs were recognized in full. At June 30, 2018 and December 31, 2017, the carrying value of the notes was $275,000 and $275,000 with unamortized discount of $nil and $0, respectively. These notes are past due as of the issuance of these financial statements, as a result the interest rate increased to 24%.

c)	On May 17, 2016, the Company entered into a convertible promissory note for $55,000, pursuant to which the Company received proceeds of $48,000, net of an original issue discount of $5,000 and legal fees of $2,000. The notes are convertible at a price equal to 55% of the lowest trading price of the Company’s common stock for the 20 prior trading days, bearing interest at 8% per annum and due on May 17, 2017. Due to these provisions, the embedded conversion options qualified for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. The initial fair value of the derivative liabilities of $95,047 resulted in a full discount to the note payable of $50,000 and the recognition of $45,047 as additional interest expense.

At June 30, 2018 and December 31, 2017, the carrying value of the notes was $26,200 and $59,400 with unamortized discount of $0 and $0, respectively. These notes are past due as of the issuance of these financial statements, as a result the interest rate increased to 24%.

d)	On October 30, 2017, the Company entered into a convertible promissory note for $25,000, pursuant to which the Company received proceeds of $25,000. The notes are convertible at any time after September 13, 2018 at a mutually agreed upon conversion price, bearing interest rate at 10% per annum and due on October 30, 2019. Due to these provisions, the embedded conversion options does not currently qualify for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging.

At June 30, 2018 and December 31, 2017, the carrying value of the note was $25,000 and $25,000, respectively.

e)	On November 18, 2017, the Company entered into a convertible promissory note for $25,000, pursuant to which the Company received proceeds of $25,000. The notes are convertible at any time after September 13, 2018 at a mutually agree upon conversion price, bearing interest rate at 10% per annum and due on November 30, 2019. Due to these provisions, the embedded conversion options does not currently quality for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging.

During January and February 2018, the Company received an additional $100,000 under the same terms as the preciously issued convertible promissory note.

At June 30, 2018 and December 31, 2017, the carrying value of the notes was $125,000 and $25,000, respectively.

f)	On March 16, 2018, the Company entered into a convertible promissory note for $36,750, pursuant to which the Company received proceeds of $35,000, net of an original issue discount of fees of $1,750. The note is convertible at a price equal to 55% of the lowest trading price of the Company’s common stock for the 20 prior trading days, bearing interest at 8% per annum and due on March 15, 2019. Due to these provisions, the embedded conversion options qualified for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. The initial fair value of the derivative liabilities of $71,305 resulted in a full discount to the note payable of $36,750 and the recognition of $36,305 as a loss on the issuance of a convertible note.

g)	May 21, 2018 the Company entered into a securities purchase agreement with L2 Capital, LLC pursuant to which the Company issued and sold a promissory note to the Holder in the aggregate principal amount of up to $568,054. which is convertible into shares of common stock of the Company. The Note accrues interest at a rate of 8% per annum. The aggregate principal amount of up to $568,054.00 consists of a prorated original issuance discount of up to $55,554. and a $12,500 credit to Holder for transactional expenses with net consideration to the Company of up to $500,000 which will be funded in tranches. The maturity date of each tranche funded shall be six months from the effective date of each payment and is the date upon which the principal sum, as well as any accrued and unpaid interest and other fees for each tranche, shall be due and payable. The Holder shall have the right at any time to convert all or any part of the funded portion of the Note into fully paid and non-assessable shares of common stock of the Company at the Conversion Price, which is equal to $0.01 per share (the “Fixed Conversion Price”), provided, however, that at any time on or after the occurrence of any Event of Default (as defined therein) under the Note, the Conversion Price shall mean the lesser of the (i) Fixed Conversion Price and (ii) 55% multiplied by the lowest VWAP of the common stock during the thirty trading day (as defined therein) period ending, in Holder’s sole discretion on each conversion, on either (i) the last complete Trading Day prior to the conversion date.

The company received two tranches of funding as of June 30, 2018 for a total outstanding balance, including fees and OID of $123,611.

a)	Effective January 25, 2010, the Company issued a convertible note for $225,000. Pursuant to the terms of the agreement, the loan was unsecured, non-interest bearing, and was due on December 21, 2010. The note was convertible into shares of the Company’s common stock at any time at a variable conversion price equal to 65% of the average of the closing bid prices of the common stock during the 28 trading days prior to the date of the conversion notice and was subject to adjustment upon the issuance of certain dilutive instruments. Due to these provisions, the embedded conversion option qualified for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. The initial fair value of the derivative liability of $538,249 resulted in a full discount to the note payable of $225,000 and the recognition of a loss on derivatives of $313,249. The note was written off during 2016 under the statute of limitations (See Note 1).

b)	On July 25, 2013, the Company issued a convertible note for up to $500,000 and warrants to purchase 12,500,000 underlying shares of the Company’s common stock. The warrants are exercisable into 10,000,000 common shares of the Company at $0.05 per share and 2,500,000 shares at an exercise price of $0.10 per share until July 31, 2014. During the year ended December 31, 2013, the Company received proceeds of $500,000 under the note. The note bears interest at 8% per annum compounded monthly, and principal and interest are due on July 31, 2014. In addition, so long as any amounts are due hereunder, the Company is obligated to remit to the lender 100% of all revenues, payments and receivables from the sale of the first 50 engines sold by the Company. The note is secured against substantially all of the assets of the Company.

The note may be prepaid by the Company without penalty with 30 days prior notice. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to $0.02 per share and is subject to adjustment upon the issuance of certain dilutive instruments and other events. The conversion price was subsequently reduced to $0.01 per share upon the failure to file various reports with the SEC within 120 days of the issuance of the note.

On December 31, 2015, the Company and the note holder agreed to extend the maturity date to December 31, 2016. Interest shall accrue at 12% per annum but may be reduced to 8% for any period of time in which the interest is paid in cash and not accrued. The Company accounted for the modification in accordance with ASC 405-20 and ASC 470-50-40. As the present value of the future cash flows was more than 10% different than the cash flows of the original debt, it was determined that the original and new debt instruments are substantially different and the Company treated the original convertible note extinguished and exchanged for a new convertible note. The Company recorded a gain on extinguishment of debt of $492,585. The Company also recognized the fair value of the embedded conversion feature of $16,507,415 as a derivative liability and reduced the value of the convertible loan to $nil.

During the year ended December 31, 2015, the Company recorded total accretion of $500,000. At December 31, 2017 and 2016, the carrying value of the note was $500,000.

c)	On February 11, 2016, the Company entered into two convertible promissory notes for a total of $275,000, pursuant to which the Company received proceeds of $237,500, net of an original issue discount of $25,000 and legal fees of $12,500. The notes are convertible at a price equal to 60% of the lowest trading price of the Company’s common stock for the 20 prior trading days, bearing interest at 8% per annum and due on February 11, 2017. Due to these provisions, the embedded conversion options qualified for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging . The initial fair value of the derivative liabilities of $308,492 resulted in a full discount to the note payable of $250,000 and the recognition of $59,492 as additional interest expense.

During the year ended December 31, 2017, the entire balance of the discounts and costs were recognized in full. At December 31, 2017 and 2016, the carrying value of the notes was $275,000 and $135,260 with unamortized discount of $nil and $139,740, respectively. These notes are past due as of the issuance of these financial statements, as a result the interest rate increased to 24%.

d)	On May 17, 2016, the Company entered into a convertible promissory note for $55,000, pursuant to which the Company received proceeds of $48,000, net of an original issue discount of $5,000 and legal fees of $2,000. The notes are convertible at a price equal to 55% of the lowest trading price of the Company’s common stock for the 20 prior trading days, bearing interest at 8% per annum and due on May 17, 2017. Due to these provisions, the embedded conversion options qualified for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. The initial fair value of the derivative liabilities of $95,047 resulted in a full discount to the note payable of $50,000 and the recognition of $45,047 as additional interest expense.

At December 31, 2017 and 2016, the carrying value of the notes was $55,000 and $9,544 with unamortized discount of $nil and $45,456, respectively. These notes are past due as of the issuance of these financial statements, as a result the interest rate increased to 24%.

e)	On October 30, 2017, the Company entered into a convertible promissory note for $25,000, pursuant to which the Company received proceeds of $25,000. The notes are convertible at any time after September 13, 2018 at a mutually agreed upon conversion price, bearing interest rate at 10% per annum and due on October 30, 2019. Due to these provisions, the embedded conversion options does not currently qualify for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging.

At December 13, 2017, the carrying value of the note was $25,000.

f)	On November 18, 2017, the Company entered into a convertible promissory note for $25,000, pursuant to which the Company received proceeds of $25,000. The notes are convertible at any time after September 13, 2018 at a mutually agree upon conversion price, bearing interest rate at 10% per annum and due on November 30, 2019. Due to these provisions, the embedded conversion options does not currently quality for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging.

At December 13, 2017, the carrying value of the note was $25,000.